WARRANTS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2019
Exercise Price One
Statement [Line Items]
Exercise Price	$ 0.15
Grant Date Fair Value Vested Amount	$ 54
Warrants, Weighted Average Remaining Contractual Life	2 years 6 months
Exercise Price Two
Statement [Line Items]
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 344
Warrants, Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Exercise Price Three
Statement [Line Items]
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 252
Warrants, Weighted Average Remaining Contractual Life	3 years 6 months
Exercise Price Four
Statement [Line Items]
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 23
Warrants, Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Warrants
Statement [Line Items]
Exercise Price	$ 3.37
Grant Date Fair Value Vested Amount	$ 11,162
Warrants, Weighted Average Remaining Contractual Life	3 years 7 months 24 days
Warrants Outstanding	8,746,000	9,000,000	2,333,000	0
Warrants | Exercise Price One
Statement [Line Items]
Exercise Price	$ 0.15
Grant Date Fair Value Vested Amount	$ 4
Warrants, Weighted Average Remaining Contractual Life	2 months 12 days
Warrants Outstanding	417,000
Warrants | Exercise Price Two
Statement [Line Items]
Exercise Price	$ 3.00
Grant Date Fair Value Vested Amount	$ 1,397
Warrants, Weighted Average Remaining Contractual Life	4 months 17 days
Warrants Outstanding	2,119,000
Warrants | Exercise Price Three
Statement [Line Items]
Exercise Price	$ 3.75
Grant Date Fair Value Vested Amount	$ 8,706
Warrants, Weighted Average Remaining Contractual Life	4 years 10 months 17 days
Warrants Outstanding	5,750,000
Warrants | Exercise Price Four
Statement [Line Items]
Exercise Price	$ 3.30
Grant Date Fair Value Vested Amount	$ 1,055
Warrants, Weighted Average Remaining Contractual Life	5 years 10 months 17 days
Warrants Outstanding	460,000